Insurance - Statutory Net Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Yosemite | Yosemite
Statutory net income (loss) and statutory capital and surplus
Statutory net income (loss)	$ 19	$ 11	$ 15
Statutory capital and surplus	42	63
Triton | Yosemite
Statutory net income (loss) and statutory capital and surplus
Statutory net income (loss)	31	14	3
Statutory capital and surplus	170	139
Merit | Merit
Statutory net income (loss) and statutory capital and surplus
Statutory net income (loss)	37	20	(1)
Statutory capital and surplus	79	133
AHL | Merit
Statutory net income (loss) and statutory capital and surplus
Statutory net income (loss)	34	71	$ 11
Statutory capital and surplus	$ 130	$ 215